Unaudited Condensed Consolidated Interim Statements of Cash Flows € in Millions	6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Cash flows from operating activities
Profit for the period	€ 105.4	€ 90.4
Adjustments for:
Exceptional items	35.9	40.6
Share based payments expense	5.0	15.5
Depreciation and amortization	46.3	45.6
Loss on disposal and impairment of property, plant and equipment	0.4	0.6
Net finance costs	43.5	64.3
Taxation	24.2	20.6
Operating cash flow before changes in working capital, provisions and exceptional items	260.7	277.6
Decrease/(increase) in inventories	14.5	(25.5)
Increase in trade and other receivables	(81.1)	(43.4)
(Decrease)/increase in trade and other payables	(22.4)	1.9
Decrease in employee benefits and other provisions	(0.6)	(1.3)
Cash generated from operations before tax and exceptional items	171.1	209.3
Payments relating to exceptional items	(40.8)	(30.2)
Tax paid	(19.0)	(30.3)
Net cash generated from operating activities	111.3	148.8
Cash flows from investing activities
Purchase of property, plant and equipment and intangibles	(39.9)	(40.0)
Interest received	3.7	2.7
Redemption of investments	0.0	0.3
Cash used in investing activities	(36.2)	(37.0)
Cash flows from financing activities
Repurchase of ordinary shares	(19.2)	(52.6)
Dividends paid, classified as financing activities	(45.1)	0.0
Issuance of new loan principal	0.0	6.0
Payments related to shares withheld for taxes	4.6	6.3
Payment of lease liabilities	(14.6)	(14.0)
Payment of financing fees	(1.7)	(0.6)
Interest paid	(60.8)	(51.4)
Net cash used in financing activities	(146.0)	(118.9)
Net decrease in cash and cash equivalents	(70.9)	(7.1)
Cash and cash equivalents at beginning of period	327.7
Cash and cash equivalents at beginning of period	412.9	366.8
Effect of exchange rate fluctuations	(1.1)	(5.0)
Cash and cash equivalents at end of period	€ 327.7	€ 354.7